HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, ₽ in Billions							1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Sep. 30, 2022 USD ($)	Aug. 05, 2022 USD ($)	Jul. 01, 2021	Sep. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Aug. 05, 2022 USD ($)	Oct. 09, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Sep. 13, 2023	Dec. 31, 2020 USD ($)
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit (loss) from discontinued operations												$ 2,830	$ 742	$ (681)	[1]
Equity												(1,071)	(767)	(1,505)			$ (1,013)
Impairment loss / (reversal)												(6)	(107)	27	[1]
Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash					$ 682
Profit (loss) from discontinued operations												0	(144)	(151)
Put option, percentage ownership sold (in percentage)						45.57%
Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit (loss) from discontinued operations												(916)	164	(530)
Assets and liabilities classified as held for sale | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit (loss) from discontinued operations										$ (144)				(151)
Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit (loss) from discontinued operations											$ (916)		164	(530)
Impairment loss recognised in profit or loss, goodwill									$ 281		281		446	0
Carrying amount of net assets at disposal							$ 165		(168)
Recoverable amount									152
Reserve of exchange differences on translation
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Equity												5,990	8,808	8,933			8,775
Total
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Equity												(858)	$ (569)	$ (586)			$ (163)
Total | Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal							179		$ (152)
PJSC Vimpelcom | VEON Holdings B.V.
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Proceeds												2,140
Debt repayment							$ 406
Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash	$ 1,294	$ 1,294	₽ 130
Percentage of bonds approved for transfer																95.00%
Profit (loss) from discontinued operations	3,700
Impairment loss recognised in profit or loss, goodwill								$ 446
Recoverable amount								$ 1,886
Impairment loss / (reversal)				$ 0
Russia | Reserve of exchange differences on translation
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Equity	3,400										3,400
Russia | Unitel LLC
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Notional amount	$ 1,576										$ 1,576
Deferred consideration												72
Russia | Unitel LLC | Issue of notes
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Notional amount												1,005
Russia | PJSC Vimpelcom | Issue of notes
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Notional amount												$ 72

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10